SUPPLEMENTAL INFORMATION ON OPERATING, INVESTING AND FINANCING ACTIVITIES	12 Months Ended
Dec. 29, 2012
SUPPLEMENTAL INFORMATION ON OPERATING, INVESTING AND FINANCING ACTIVITIES

NOTE N – SUPPLEMENTAL INFORMATION ON OPERATING, INVESTING AND FINANCING ACTIVITIES

Additional supplemental information related to the Consolidated Statements of Cash Flows is as follows:

(In thousands)	2012	2011	2010
Cash interest paid (net of amounts capitalized)	$56,808	$54,833	$62,352
Cash taxes paid (refunded)	10,297	(3,317)	(54,459)
Non-cash asset additions under capital leases	9,029	10,025	13,251
Non-cash paid-in-kind dividends (refer to Note K)	22,765	7,656	—